FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments		$ 25,678	¥ 166,339
Available-for-sale Securities		7,719	50,000
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]	25,678	166,339
Total		$ 25,678	¥ 166,339
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]
Total
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]	$ 25,678	¥ 166,339
Total		$ 25,678	¥ 166,339
Significant Unobservable Inputs (Level 3) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]
Total

[1]	Some of available-for-sale investments are redeemable at the Company's option amounting to RMB50,000 (US$7,719), the rest of available-for-sale investments have matured in January 2016.